Note 19 - Commitments and Contingencies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of capital commitments in relation to investment in associates	$ 13,779	$ 47,809
Larder Project [Member] | Bottom of range [member]
Statement Line Items [Line Items]
Net Smelter Returns Royalty Percentage	0.00%
Larder Project [Member] | Top of range [member]
Statement Line Items [Line Items]
Net Smelter Returns Royalty Percentage	2.00%
Cinco de Mayo property [member]
Statement Line Items [Line Items]
Net Smelter Returns Royalty Percentage	2.50%
Contractual commitments for equipment and development contracts [member]
Statement Line Items [Line Items]
Disclosure of capital commitments in relation to investment in associates, committed percentage	100.00%